Related party disclosures	12 Months Ended
Dec. 31, 2018
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Related party disclosures
20.	Related party disclosures

For the years ended December 31, 2018, 2017 and 2016, certain Key Management Personnel and other senior management received regular salaries, bonuses and contributions to post-employment schemes as well as non-cash compensation as disclosed in Note 19. Additionally, members of the Board of Directors received compensation for their services in the form of cash compensation as well as non-cash compensation, as disclosed in Note 19.

On May 24, 2017, the Company entered into a settlement agreement with Shelley Margetson, the Company’s former Chief Operating Officer pursuant to which Ms. Margetson resigned as a statutory director of the Company effective as of May 24, 2017 and ended her employment with the Company effective as of August 1, 2017. As part of the terms of the settlement agreement, Ms. Margetson is entitled to a severance payment equal to 12 months of her annual base salary, 50% of which was paid in a lump sum in August 2017 and the remaining 50% is being paid in the form of salary continuation over the six-month period following August 1, 2017. In addition, Ms. Margetson was entitled to an accelerated vesting of any unvested Company options and restricted stock units held by Ms. Margetson that would have vested during the 12-month period following her separation date. As of December 31, 2018 and 2017, the Company had an accrual of €0 and less than €0.1 million, respectively, related to this agreement included in accrued personnel.

On January 2, 2019, John Crowley resigned as the Executive Vice President and Chief Financial Officer of the “Company. In connection with his departure, Mr. Crowley entered into a Separation and Release Agreement with the Company, pursuant to which Mr. Crowley is entitled to receive a severance payment equal to 6 months of his annual salary. The transaction will be recorded in the Company’s consolidated financial statements during the three months ending March 31, 2019.

As disclosed in Note 11 and Note 13, the Company entered into the Incyte collaboration and license agreement and the Incyte share subscription agreement in which the terms and transactional amounts incurred between Incyte and the Company are more fully described.

As of March 31, 2019, the following shareholders currently hold a position in the Board of Directors and have filed a form 13-D to reflect ownership in the Company of greater than 5%:

•	Coöperatief LSP IV U.A.

•	Sofinnova Venture Partners IX, L.P.

Additionally, Ton Logtenberg, the Company’s President, CEO and Principal Financial Officer and Executive Director, is the sole the Director and owner of Biophrase BV (“Biophrase”). As of March 31, 2019, Biophrase is a less than 1% shareholder. There were no transactions between the Company and Biophrase BV in 2018.